Loans and Borrowings - Schedule of Convertible Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Convertible Loan [Abstract]
Carrying amount of liability beginning balance	$ 736,129
Conversion with Class A shares	(728,526)
Effect of movement in exchange rates	$ (7,603)
Carrying amount of liability ending balance